Summary of Significant Accounting Policies - Summary of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Capitated revenue	$ 1,529,120	$ 796,373	$ 340,901
Fee-for-service and other revenue	80,249	35,203	20,483
Total revenue	$ 1,609,369	$ 831,576	$ 361,384
Percentage of capital revenue	95.00%	95.80%	94.30%
Percentage of fee for service and other revenue	5.00%	4.20%	5.70%
Total revenue	100.00%	100.00%	100.00%
Medicare
Disaggregation of Revenue [Line Items]
Capitated revenue	$ 1,334,308	$ 672,588	$ 279,788
Percentage of capital revenue	82.90%	80.90%	77.40%
Other capitated revenue
Disaggregation of Revenue [Line Items]
Capitated revenue	$ 194,812	$ 123,785	$ 61,113
Percentage of capital revenue	12.10%	14.90%	16.90%
Fee-for-service
Disaggregation of Revenue [Line Items]
Fee-for-service and other revenue	$ 25,383	$ 9,504	$ 5,769
Percentage of fee for service and other revenue	1.60%	1.10%	1.60%
Pharmacy
Disaggregation of Revenue [Line Items]
Fee-for-service and other revenue	$ 36,306	$ 23,079	$ 12,897
Percentage of fee for service and other revenue	2.30%	2.80%	3.60%
Other
Disaggregation of Revenue [Line Items]
Fee-for-service and other revenue	$ 18,560	$ 2,620	$ 1,817
Percentage of fee for service and other revenue	1.10%	0.30%	0.50%